Note 11	12 Months Ended
Dec. 31, 2023
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2023	2022	2021
Equity instruments (1)	7.2.2	7,963	6,511	5,303
Debt securities	7.2.2	484	129	128
Loans and advances to customers	7.2.2	290	247	655
Total	8.1	8,737	6,888	6,086
(1) As of December 31, 2023, BBVA maintains a direct stake in Neon Payments Limited of 22.6% of its capital stock (see Note 3).